Ordinary Shares (Legal Reorganization under Common Control) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended			0 Months Ended
	Jul. 01, 2008 Shanda Games (HK) [Member] Shanda [Member]	Dec. 31, 2007 Shanda Games (HK) [Member] Shanda [Member] USD ($)	Dec. 31, 2007 Shanda Games (HK) [Member] Shanda [Member] CNY	Jul. 01, 2008 The Company [Member] USD ($)	Sep. 18, 2008 The Company [Member] Shanda [Member]	Jul. 01, 2008 The Company [Member] Shanda [Member]	Jul. 01, 2008 The Company [Member] Shanda [Member] Before Share Swap [Member]	Jul. 01, 2008 The Company [Member] Shanda [Member] After Share Swap [Member]	Sep. 18, 2008 The Company [Member] Shanda [Member] After Share Dividend [Member] USD ($)
Ordinary Share [Line Items]
Number of ordinary shares subscribed		55,000,000	55,000,000
Par value of ordinary shares		$ 1							$ 0.01
Shares subscribed but unissued, subscriptions paid		$ 45.0	328.9
Total payable of subscriptions		55
Number of ordinary shares transferred	55,000,000
Number of ordinary shares in exchange						54,999,999
Number of ordinary shares Shanda owned							1	55,000,000	550,000,000
Payable on transaction due to share swap				$ 10
Number of ordinary shares declared and distributed as share dividend					495,000,000